Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Receivables due from related parties	$ 272	$ 322
Trade accounts payable and other to related parties	$ 352	$ 291
Shares authorized (in shares)	1,033,608,827	1,111,418,599
Shares issued (in shares)	775,000,000	852,809,772
Shares outstanding (in shares)	761,125,819	768,546,622
Treasury shares (in shares)	(13,874,181)	(84,263,150)